Current Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current contract liabilities [abstract]
Deferred income	€ 19,424	€ 19,802
Current portion	(6,824)	(5,115)
Non current deferred income	12,600	14,687
Other current liabilities	9,533	10,760
Restructuring Accrual	906	0
Eli Lilly and Company
Current contract liabilities [abstract]
Deferred income	18,976	19,143
Yarrow Biotechnology, Inc
Current contract liabilities [abstract]
Deferred income		73
Foundation Fighting Blindness
Current contract liabilities [abstract]
Deferred income	444	561
EC Horizon 2020 Program
Current contract liabilities [abstract]
Deferred income	€ 4	€ 25